Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible assets

	Patent	Software	Total
	RMB’000	RMB’000	RMB’000
Cost
As of January 1, 2023	31,900	4,251	36,151
Purchases	—	304	304
Disposals	—	(101)	(101)
Effect of movement in exchange rates	—	20	20
As of December 31, 2023	31,900	4,474	36,374
Purchases	—	1,504	1,504
Disposals	—	(103)	(103)
Effect of movement in exchange rates	—	19	19
As of December 31, 2024	31,900	5,894	37,794
Accumulated amortization:
As of January 1, 2023	(5,982)	(1,566)	(7,548)
Amortization	(3,987)	(328)	(4,315)
Disposals	—	101	101
Effect of movement in exchange rates	—	(18)	(18)
As of December 31, 2023	(9,969)	(1,811)	(11,780)
Amortization	(3,988)	(347)	(4,335)
Disposals	—	2	2
Effect of movement in exchange rates	—	(17)	(17)
As of December 31, 2024	(13,957)	(2,173)	(16,130)
Carrying amounts:
As of December 31, 2023	21,931	2,663	24,594
As of December 31, 2024	17,943	3,721	21,664